Loans Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Mar. 02, 2022
Loans Payable [Abstract]
Credit facility loans payable						$ 10,000,000
Long Term Loan Interest rate						7.50%
Repayment of loan	$ 691,500		$ 10,000,000		$ 1,473,495
Minimum payment	2,500
Loan outstanding	$ 410,700	[1]		[1]

[1]	Upon the closing of the power plant transaction (note 4), the Company assumed a loan agreement with Niagara Mohawk Power Corporation dated September 1, 2020. The Company is required to make minimum payments of $2,500 per month, with the outstanding balance of $410,700. As the outstanding principal balance was not paid in full as of September 6, 2023, interest shall accrue on the outstanding balance as of that date and each subsequent month thereafter at the rate for overdue payments described as in National Grid’s Electricity Tariff for Service Classification No 6.